LOANS	12 Months Ended
Dec. 31, 2016
Loans Receivable, Net [Abstract]
LOANS
NOTE E - LOANS

Loans typically provide higher yields than the other types of earning assets, and thus one of the Company's goals is for loans to be the largest category of the Company's earning assets. At December 31, 2016 and 2015, respectively, loans accounted for 75.3% and 74.0% of earning assets. The Company controls and mitigates the inherent credit and liquidity risks through the composition of its loan portfolio.

The following table shows the composition of the loan portfolio by category:

(Dollars in thousands)	December 31, 2016		December 31, 2015
		Percent		Percent
		of		of
	Amount	Total	Amount	Total

Mortgage loans held for sale	$5,880	0.6%	$3,974	0.5%
Commercial, financial and agricultural	129,423	14.8	129,197	16.6
Real Estate:
Mortgage-commercial	314,359	36.0	253,309	32.6
Mortgage-residential	289,640	33.2	272,180	35.1
Construction	109,394	12.5	99,161	12.8
Lease financing receivable	2,204	0.3	2,650	0.3
Obligations of states and subdivisions	6,698	0.8	969	0.1
Consumer and other	15,336	1.8	15,049	2.0
Total loans	872,934	100%	776,489	100%
Allowance for loan losses	(7,510)		(6,747)
Net loans	$865,424		$769,742

In the context of this discussion, a "real estate mortgage loan" is defined as any loan, other than a loan for construction purposes, secured by real estate, regardless of the purpose of the loan. The Company follows the common practice of financial institutions in the Company’s market area of obtaining a security interest in real estate whenever possible, in addition to any other available collateral. This collateral is taken to reinforce the likelihood of the ultimate repayment of the loan and tends to increase the magnitude of the real estate loan portfolio component. Generally, the Company limits its loan-to-value ratio to 80%. Management attempts to maintain a conservative philosophy regarding its underwriting guidelines and believes it will reduce the risk elements of its loan portfolio through strategies that diversify the lending mix.

Loans held for sale consist of mortgage loans originated by the Bank and sold into the secondary market. Commitments from investors to purchase the loans are obtained upon origination.

Activity in the allowance for loan losses for December 31, 2016, 2015 and 2014 was as follows:

(In thousands)

	2016	2015	2014

Balance at beginning of period	$6,747	$6,095	$5,728
Loans charged-off:
Real Estate	(627)	(534)	(1,203)
Installment and Other	(73)	(126)	(167)
Commercial, Financial and Agriculture	(71)	(183)	(89)
Total	(771)	(843)	(1,459)
Recoveries on loans previously charged-off:
Real Estate	755	905	325
Installment and Other	70	81	68

Commercial, Financial and Agriculture	84	99	15
Total	909	1,085	408
Net (Charge-offs) Recoveries	138	242	(1,051)
Provision for Loan Losses	625	410	1,418
Balance at end of period	$7,510	$6,747	$6,095

The following tables represent how the allowance for loan losses is allocated to a particular loan type as well as the percentage of the category to total loans at December 31, 2016 and 2015.

Allocation of the Allowance for Loan Losses

	December 31, 2016
	(Dollars in thousands)
		% of loans
		in each
		category
	Amount	to total loans

Commercial Non Real Estate	$1,118	15.6%
Commercial Real Estate	4,071	61.6
Consumer Real Estate	1,589	20.3
Consumer	155	2.4
Unallocated	577.1
Total	$7,510	100%

	December 31, 2015
	(Dollars in thousands)
		% of loans
		in each
		category
	Amount	to total loans

Commercial Non Real Estate	$895	17.1%
Commercial Real Estate	3,018	58.4
Consumer Real Estate	1,477	21.9
Consumer	141	2.5
Unallocated	1,216.1
Total	$6,747	100%

The following table represents the Company’s impaired loans at December 31, 2016 and 2015. This table includes performing troubled debt restructurings.

	December 31,	December 31,
	2016	2015
	(In thousands)
Impaired Loans:
Impaired loans without a valuation allowance	$2,667	$6,020
Impaired loans with a valuation allowance	3,461	4,107
Total impaired loans	$6,128	$10,127
Allowance for loan losses on impaired loans at period end	682	957
Total nonaccrual loans	3,264	7,368

Past due 90 days or more and still accruing	198	29
Average investment in impaired loans	8,509	9,652

The following table is a summary of interest recognized and cash-basis interest earned on impaired loans for the years ended December 31, 2016, 2015 and 2014:

	2016	2015	2014

Interest income recognized during impairment	-	-	129
Cash-basis interest income recognized	188	211	256

The gross interest income that would have been recorded in the period that ended if the nonaccrual loans had been current in accordance with their original terms and had been outstanding throughout the period or since origination, if held for part of the twelve months for the years ended December 31, 2016, 2015 and 2014, was $389,000, $437,000 and $321,000, respectively. The Company had no loan commitments to borrowers in non-accrual status at December 31, 2016 and 2015.

The following tables provide the ending balances in the Company's loans (excluding mortgage loans held for sale) and allowance for loan losses, broken down by portfolio segment as of December 31, 2016 and 2015. The tables also provide additional detail as to the amount of our loans and allowance that correspond to individual versus collective impairment evaluation. The impairment evaluation corresponds to the Company's systematic methodology for estimating its Allowance for Loan Losses.

December 31, 2016
		Installment	Commercial,
		and	Financial and
	Real Estate	Other	Agriculture	Total
	(In thousands)
Loans
Individually evaluated	$5,935	$40	$153	$6,128
Collectively evaluated	704,923	21,317	134,686	860,926
Total	$710,858	$21,357	$134,839	$867,054

Allowance for Loan Losses
Individually evaluated	$651	$21	$10	$682
Collectively evaluated	5,009	711	1,108	6,828
Total	$5,660	$732	$1,118	$7,510

December 31, 2015
		Installment	Commercial,
		and	Financial and
	Real Estate	Other	Agriculture	Total
	(In thousands)
Loans
Individually evaluated	$9,782	$39	$306	$10,127
Collectively evaluated	610,996	19,591	131,801	762,388
Total	$620,778	$19,630	$132,107	$772,515

Allowance for Loan Losses
Individually evaluated	$882	$25	$50	$957
Collectively evaluated	3,613	1,332	845	5,790
Total	$4,495	$1,357	$895	$6,747

The following tables provide additional detail of impaired loans broken out according to class as of December 31, 2016, 2015 and 2014. The recorded investment included in the following table represents customer balances net of any partial charge-offs recognized on the loans, net of any deferred fees and costs. Recorded investment excludes any insignificant amount of accrued interest receivable on loans 90-days or more past due and still accruing. The unpaid balance represents the recorded balance prior to any partial charge-offs.

December 31, 2016				Average	Interest
				Recorded	Income
	Recorded	Unpaid	Related	Investment	Recognized
	Investment	Balance	Allowance	YTD	YTD
			(In thousands)

Impaired loans with no related allowance:
Commercial installment	$-	$-	$-	$-	$-
Commercial real estate	2,324	2,570	-	4,368	37
Consumer real estate	329	329	-	291	1
Consumer installment	14	14	-	9	-
Total	$2,667	$2,913	$-	$4,668	$38

Impaired loans with a related allowance:
Commercial installment	$153	$153	$10	$244	$9
Commercial real estate	2,726	2,726	343	2,832	127
Consumer real estate	556	669	308	733	14
Consumer installment	26	27	21	32	-
Total	$3,461	$3,575	$682	$3,841	$150
Total Impaired Loans:
Commercial installment	$153	$153	$10	$244	$9
Commercial real estate	5,050	5,296	343	7,200	164
Consumer real estate	885	998	308	1,024	15
Consumer installment	40	41	21	41	-
Total Impaired Loans	$6,128	$6,488	$682	$8,509	$188

December 31, 2015
				Average	Interest
				Recorded	Income
	Recorded	Unpaid	Related	Investment	Recognized
	Investment	Balance	Allowance	YTD	YTD
			(In thousands)
Impaired loans with no related allowance:
Commercial installment	$-	$-	$-	$2	$-
Commercial real estate	5,790	5,828	-	5,099	50
Consumer real estate	223	223	-	205	-
Consumer installment	7	7	-	8	-
Total	$6,020	$6,058	$-	$5,314	$50

Impaired loans with a related allowance:
Commercial installment	$306	$306	$50	$264	$14
Commercial real estate	2,927	2,927	444	2,891	132
Consumer real estate	842	842	438	1,152	15
Consumer installment	32	32	25	31	-
Total	$4,107	$4,107	$957	$4,338	$161
Total Impaired Loans:
Commercial installment	$306	$306	$50	$266	$14
Commercial real estate	8,717	8,755	444	7,990	182
Consumer real estate	1,065	1,065	438	1,357	15
Consumer installment	39	39	25	39	-
Total Impaired Loans	$10,127	$10,165	$957	$9,652	$211

December 31, 2014
				Average	Interest
				Recorded	Income
	Recorded	Unpaid	Related	Investment	Recognized
	Investment	Balance	Allowance	YTD	YTD
			(In thousands)
Impaired loans with no related allowance:
Commercial installment	$-	$-	$-	$50	$-
Commercial real estate	4,665	4,665	-	2,654	142
Consumer real estate	27	27	-	179	-
Consumer installment	10	10	-	11	-
Total	$4,702	$4,702	$-	$2,894	$142

Impaired loans with a related allowance:
Commercial installment	$240	$240	$18	$189	$20
Commercial real estate	2,558	2,558	315	2,415	59
Consumer real estate	2,032	2,032	607	1,546	33
Consumer installment	28	28	28	33	2
Total	$4,858	$4,858	$968	$4,183	$114
Total Impaired Loans:
Commercial installment	$240	$240	$18	$239	$20
Commercial real estate	7,223	7,223	315	5,069	201
Consumer real estate	2,059	2,059	607	1,725	33
Consumer installment	38	38	28	44	2
Total Impaired Loans	$9,560	$9,560	$968	$7,077	$256

Loans acquired with deteriorated credit quality are those purchased in a 2014 acquisition. These loans were recorded at estimated fair value at the acquisition date with no carryover of the related allowance for loan losses. The acquired loans were segregated as of the acquisition date between those considered to be performing (acquired non-impaired loans) and those with evidence of credit deterioration (acquired impaired loans). Acquired loans are considered impaired if there is evidence of credit deterioration and if it is probable, at acquisition, all contractually required payments will not be collected.

The following table presents information regarding the contractually required payments receivable, cash flows expected to be collected and the estimated fair value of loans acquired in the acquisition as of July 1, 2014, the closing date of the transaction:

	July 1, 2014
	(In thousands)
	Commercial,
	financial and	Mortgage-	Mortgage-	Commercial
	agricultural	Commercial	Residential	and other	Total
Contractually required payments	$1,519	$29,648	$7,933	$976	$40,076
Cash flows expected to be collected	1,570	37,869	9,697	1,032	50,168
Fair value of loans acquired	1,513	28,875	7,048	957	38,393

Total outstanding acquired impaired loans were $2,199,477 as of December 31, 2016. The outstanding balance of these loans is the undiscounted sum of all amounts, including amounts deemed principal, interest, fees, penalties, and other under the loans, owed at the reporting date, whether or not currently due and whether or not any such amounts have been charged off.

Changes in the carrying amount and accretable yield for acquired impaired loans were as follows for the year ended December 31, 2016 (in thousands):

	Accretable	Carrying Amount
	Yield	of Loans
Balance at beginning of period	$1,219	$1,821
Accretion	(325)	325
Payments received, net	-	(841)
Balance at end of period	$894	$1,305

The following tables provide additional detail of troubled debt restructurings (TDRs) during the twelve months ended December 31, 2016, 2015 and 2014.

December 31, 2016
	Outstanding	Outstanding
	Recorded	Recorded		Interest
	Investment	Investment	Number of	Income
	Pre-Modification	Post-Modification	Loans	Recognized
(in thousands except number of loans)

Commercial installment	$-	$-	-	$-
Commercial real estate	296	269	1	13
Consumer real estate	-	-	-	-
Consumer installment	-	-	-	-
Total	$296	$269	1	$13

	December 31, 2015
	Outstanding	Outstanding
	Recorded	Recorded		Interest
	Investment	Investment	Number of	Income
	Pre-Modification	Post-Modification	Loans	Recognized
	(in thousands except number of loans)

Commercial installment	$-	$-	-	$-
Commercial real estate	499	492	2	10
Consumer real estate	45	40	1	-
Consumer installment	-	-	-	-
Total	$544	$532	3	$10

	December 31, 2014
	Outstanding	Outstanding
	Recorded	Recorded		Interest
	Investment	Investment	Number of	Income
	Pre-Modification	Post-Modification	Loans	Recognized
	(in thousands except number of loans)

Commercial installment	$239	$176	1	$15
Commercial real estate	1,345	1,342	7	26
Consumer real estate	94	94	1	1
Consumer installment	-	-	-	-
Total	$1,678	$1,612	9	$42

The TDRs presented above did increase the allowance for loan losses and resulted in charge-offs of $208,000, $0 and $0 for the years ended December 31, 2016, 2015 and 2014, respectively.

The balance of troubled debt restructurings at December 31, 2016, 2015 and 2014, was $4.1 million, $6.9 million and $6.8 million, respectively, calculated for regulatory reporting purpose. As of December 31, 2016, the Company had no additional amount committed on any loan classified as troubled debt restructuring.

All loans were performing as agreed with modified terms.

During the twelve month periods ended December 31, 2016, 2015 and 2014, the terms of 1, 3 and 9 loans, respectively, were modified as TDRs. The modifications included one of the following or a combination of the following: maturity date extensions, interest only payments, amortizations were extended beyond what would be available on similar type loans, and payment waiver. No interest rate concessions were given on these nor were any of these loans written down.

	December 31, 2016
			Past Due 90
	Current	Past Due	days and still
	Loans	30-89	accruing	Non-Accrual	Total
Commercial installment	$150,509	$-	$-	$-	$150,509
Commercial real estate	2,463,484	-	-	1,101,279	3,564,763
Consumer real estate	153,695	89,996	-	122,450	366,141
Consumer installment	5,898	-	-	23,594	29,492
Total	$2,773,586	$89,996	$-	$1,247,323	$4,110,905
Allowance for loan losses	$124,484	$-	$-	$40,165	$164,649

	December 31, 2015
			Past Due 90
	Current	Past Due	days and still
	Loans	30-89	accruing	Non-Accrual	Total

Commercial installment	$206,237	$-	$-	$50,221	$256,458
Commercial real estate	1,823,217	-	-	2,933,287	4,756,504
Consumer real estate	721,110	-	-	1,134,816	1,855,926
Consumer installment	7,894	-	-	29,435	37,329
Total	$2,758,458	$-	$-	$4,147,759	$6,906,217
Allowance for loan losses	$106,028	$-	$-	$197,338	$303,366

	December 31, 2014
			Past Due 90
	Current	Past Due	days and still
	Loans	30-89	accruing	Non-Accrual	Total

Commercial installment	$233,340	$-	$-	$-	$233,340
Commercial real estate	1,684,755	-	-	2,729,170	4,413,925
Consumer real estate	952,162	622,302	-	448,796	2,023,260
Consumer installment	9,983	-	-	103,109	113,092
Total	$2,880,240	$622,302	$-	$3,281,075	$6,783,617
Allowance for loan losses	$120,220	$11,206	$102,657	$-	$234,083

The following tables summarize by class our loans classified as past due in excess of 30 days or more in addition to those loans classified as non-accrual:

	December 31, 2016
	(In thousands)
		Past Due
	Past Due	90 Days or		Total
	30 to 89	More and		Past Due and	Total
	Days	Still Accruing	Non-Accrual	Non-Accrual	Loans

Real Estate-construction	$204	$96	$658	$958	$109,394
Real Estate-mortgage	2,745	102	1,662	4,509	289,640
Real Estate-nonfarm nonresidential	269	-	909	1,178	314,359
Commercial	9	-	2	11	129,423
Lease financing receivable	-	-	-	-	2,204
Obligations of states and subdivisions	-	-	-	-	6,698
Consumer	22	-	33	55	15,336
Total	$3,249	$198	$3,264	$6,711	$867,054

	December 31, 2015
	(In thousands)
		Past Due 90
	Past Due	Days or More		Total
	30 to 89	and Still		Past Due and	Total
	Days	Accruing	Non-Accrual	Non-Accrual	Loans

Real Estate-construction	$311	$-	$2,956	$3,267	$99,161
Real Estate-mortgage	3,339	29	2,055	5,423	272,180
Real Estate- nonfarm nonresidential	736	-	2,225	2,961	253,309
Commercial	97	-	100	197	129,197
Lease finance receivable	-	-	-	-	2,650
Obligations of states and subdivisions	-	-	-	-	969
Consumer	70	-	32	102	15,049
Total	$4,553	$29	$7,368	$11,950	$772,515

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt, such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. The Company uses the following definitions for risk ratings, which are consistent with the definitions used in supervisory guidance:

Special Mention.    Loans classified as special mention have a potential weakness that deserves management's close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the Company’s credit position at some future date.

Substandard.    Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

Doubtful.    Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans.

As of December 31, 2016 and 2015 and based on the most recent analysis performed, the risk category of loans by class of loans (excluding mortgage loans held for sale) was as follows:

(In thousands)
December 31, 2016
				Commercial,
	Real Estate	Real Estate	Installment and	Financial and
	Commercial	Mortgage	Other	Agriculture	Total

Pass	$522,949	$174,325	$21,278	$134,235	$852,787
Special Mention	376	237	-	618	1,231
Substandard	11,873	1,336	79	208	13,496
Doubtful	-	200	-	40	240

Subtotal	535,198	176,098	21,357	135,101	867,754
Less:
Unearned Discount	378	60	-	262	700
Loans, net of unearned discount	$534,820	$176,038	$21,357	$134,839	$867,054

December 31, 2015
				Commercial,
	Real Estate	Real Estate	Installment and	Financial and
	Commercial	Mortgage	Other	Agriculture	Total

Pass	$434,638	$167,394	$19,556	$132,101	$753,689
Special Mention	681	153	-	168	1,002
Substandard	16,655	1,453	75	178	18,361
Doubtful	-	327	-	-	327
Subtotal	451,974	169,327	19,631	132,447	773,379
Less:
Unearned Discount	448	76	-	340	864
Loans, net of unearned discount	$451,526	$169,251	$19,631	$132,107	$772,515